Other current liabilities	12 Months Ended
Mar. 31, 2020
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Other current liabilities

26.	Other current liabilities
Other current liabilities consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Contract liabilities (refer note 27 below)	US$	562.6	Rs.	42,566.3	Rs.	45,773.8
Statutory dues		483.1		36,550.2		39,139.0
Others		44.8		3,387.0		3,728.1

Total	US$	1,090.5	Rs.	82,503.5	Rs.	88,640.9

Statutory dues include goods and service tax, sales tax, excise duty and other taxes payable.